Other Non-Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Other Noncurrent Assets [Line Items]
Other non-current assets	$ 21,639
Construction in progress
Other Noncurrent Assets [Line Items]
Prepayment expense on non current assets	19,705
Acquisition of land use right
Other Noncurrent Assets [Line Items]
Prepayment expense on non current assets	$ 1,934